5. Net income per ordinary share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income Per Ordinary Share Tables
Weighted average number of ordinary shares for the purposes of basic net income per share	2,070,685	2,087,922	2,099,894
Effect of dilutive potential ordinary shares: Stock options	5,630	14,277	43,481
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,076,315	2,102,199	2,143,375